Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Lease Commitments
Rental expense	$ 822,713	$ 804,565	$ 581,941
Minimum future rental payments under operating leases
2013	823,000
2014	823,000
2015	823,000
2016	823,000
2017	823,000
Thereafter	5,159,795
Total minimum future payments	9,274,795
R&D expenditures
Commitments
Other commitments	991,951
Capital expenditures
Commitments
Other commitments	$ 443,267